Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Balances and Transactions With Related Parties
14.1.1	December 31, 2018

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	326.2	314.3	9.4	—	(4.2)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	71.8	—	119.7	(8.3)	—
Caixa Econômica Federal	—	—	—	—	0.2	—
Brazilian Air Force	42.3	90.3	—	—	—	(176.2)
Marinha do Brasil	0.9	—	—	—	—	(12.6)
Embraer Prev – Sociedade de Previdência Complementar	—	0.2	—	—	—	(14.4)
Brazilian Army	—	4.3	—	—	—	—
Financiadora de Estudo e Projetos – FINEP	—	13.0	—	43.5	(2.3)	—

	369.4	493.9	9.4	163.2	(14.6)	(203.2)

14.1.2	December 31, 2017

	Current		Non-current		Financial	Operating
	Assets	Liabilities	Assets	Liabilities	Results	Results
Banco do Brasil S.A.	227.2	92.9	330.8	319.5	(0.5)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	—	88.4	—	219.0	(14.7)	—
Brazilian Air Force	314.1	90.3	—	—	—	(23.7)
Marinha do Brasil	6.6	—	—	—	—	(6.2)
Caixa Econômica Federal	9.8	—	—	—	—	—
Embraer Prev - Sociedade de Previdência Complementar	—	0.2	—	—	—	(22.9)
Brazilian Army	—	11.1	—	—	—	(1.2)
Financiadora de Estudo e Projetos – FINEP	—	15.7	—	64.6	(2.9)	—

	557.7	298.6	330.8	603.1	(18.1)	(54.0)

14.1.3	December 31, 2016

	12.31.2016
	Financial Results	Operating Results
Banco do Brasil S.A.	(2.8)	—
Banco Nacional de Desenvolvimento Econômico e Social – BNDES	(18.6)	—
Brazilian Air Force	—	25.6
Marinha do Brasil	—	(2.7)
Caixa Econômica Federal	28.5	—
Embraer Prev – Sociedade de Previdência Complementar	—	(23.2)
Brazilian Army	—	5.0
Financiadora de Estudo e Projetos – FINEP	(2.9)	—
Telecomunicações Brasileiras S.A. - Telebrás	—	(2.1)

	4.2	2.6

Summary of Remuneration of Key Management Personnel
14.3	Remuneration of key management personnel:

	12.31.2018	12.31.2017
Short-term benefits (i)	10.0	10.1
Share based payment	3.3	2.4
Labor contract termination	1.0	1.1

	14.3	13.6

(i)	Includes wages, salaries, profit sharing, bonuses and indemnities.